INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 290,700	$ 190,000	$ 207,000
Available-for-sale Securities, Gross Realized Gains	500	1,800	1,200
Available-for-sale Securities, Gross Realized Losses	600	200	1,000
Available For Sale Securities Net Realized Gain Loss Tax Provision	0	600	100
Securities transferred from AFS to HTM	372,128	0	0
Proceeds from Sale of Held-to-maturity Securities	0	0	$ 4,862
Pledged Financial Instruments, Not Separately Reported, Securities	$ 1,200,000	$ 800,000
NumberOfSecuritiesInSecurityPortfolio	1,417	775
NumberOfSecuritiesInUnrealizedLossPosition	504	237